Lease Liabilities - Summary of Lease Liabilities Depending on Duration of Lease Term (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Lease Liabilities [Abstract]
Variable Lease Payments	$ 4	$ 5	$ 11	$ 15
Short-Term Lease Payments	$ 1	$ 3	$ 4	$ 10